Noncontrolling Interests - Schedule of Noncontrolling Interests (Parenthetical) (Detail) (Oyu Tolgoi [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Oyu Tolgoi [Member]
Common share investments effective annual rate	LIBOR plus 6.5%
Cumulative amounts of funding	$ 751.2	$ 645.8
Cumulative amount of unrecognized interest	110.5	59.7
Shareholder loans converted to equity		245.4
Unpaid dividends converted to equity		$ 41.8